Cover	Mar. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	SURFACE ONCOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38459
Entity Tax Identification Number	46-5543980
Entity Address, Address Line One	50 Hampshire Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	2139
City Area Code	(617)
Local Phone Number	714-4096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001
Trading Symbol	SURF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001718108
Amendment Flag	false